Label	Element	Value
Class C
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	238.30%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(284.60%)
Class C | Event Driven [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	0.00%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(0.00%)
Class C | Global Macro [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	122.90%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(210.90%)
Class C | Long Short Equity [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	54.70%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(38.90%)
Class C | Relative Value [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	52.60%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(34.80%)
Class C | Strategic Overlay [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Long Exposure	oef_PctOfNetLongExposure	8.10%
Percent of Net Short Exposure	oef_PctOfNetShortExposure	(0.00%)